Debt (Details) $ in Millions, $ in Millions		6 Months Ended	12 Months Ended
	Mar. 20, 2017 USD ($)	Jun. 30, 2021 USD ($) LetterOfCredit	Dec. 31, 2020 USD ($)	Jun. 30, 2021 CAD ($)
Revolving term credit facility
Size of facility		$ 1,260.0
Balance, beginning of year			$ 80.0
Drawdowns		150.0
Repayment		(150.0)	(80.0)
Credit Facility
Revolving term credit facility
Size of facility		1,000.0
Drawdowns		150.0
Repayment		(150.0)
Maximum borrowing capacity		$ 1,000.0
Credit Facility | Bottom
Revolving term credit facility
Bankers acceptance period under credit facility		30 days
Stamping fee (as a percent)		1.00%
Standby fee (as a percent)		0.20%
Credit Facility | Top
Revolving term credit facility
Bankers acceptance period under credit facility		180 days
Stamping fee (as a percent)		2.05%
Standby fee (as a percent)		0.41%
Credit Facility | CIBC | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.00%		0.00%
Credit Facility | CIBC | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.05%		1.05%
Credit Facility | LIBOR | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		1.00%		1.00%
Credit Facility | LIBOR | Top
Revolving term credit facility
Spread on variable rate (as a percent)		2.05%		2.05%
Credit Facility | Prime rate | Bottom
Revolving term credit facility
Spread on variable rate (as a percent)		0.00%		0.00%
Credit Facility | Prime rate | Top
Revolving term credit facility
Spread on variable rate (as a percent)		1.05%		1.05%
Term Loan
Revolving term credit facility
Balance, beginning of year			80.0
Repayment			$ (80.0)
Borrowed amount		$ 160.0
FNBC Credit Facility
Revolving term credit facility
Maturity period	1 year
Maximum borrowing capacity	$ 100.0	$ 100.0
Standby fee (as a percent)		0.25%
FNBC Credit Facility | CIBC
Revolving term credit facility
Spread on variable rate (as a percent)		0.25%		0.25%
FNBC Credit Facility | LIBOR
Revolving term credit facility
Spread on variable rate (as a percent)		1.25%		1.25%
Letter of credit
Revolving term credit facility
Maximum borrowing capacity		$ 18.9		$ 23.1
Number of letter of credit | LetterOfCredit		2